Material accounting policies and use of significant judgements and estimates (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of List Of Accounting Policies [Abstract]
Summary of Earnings per share
Earnings per incremental share ("EPIS") is calculated as (i) the consequential effect on profit or loss from the assumed conversion of the class of potential ordinary shares ("POS") (i.e., the numerator adjustment) divided by (ii) the weighted average number of outstanding POS for the class (i.e., the denominator adjustment). The EPIS denominator adjustment depends on the class of POS. The Group's classes of POSs and their related EPIS denominator adjustment methods are as follows:

POS Class	EPIS Denominator Adjustment Method
Unvested equity-settled RSUs and RSAs[1]	Treasury share[2]
Class C Shares	Treasury share
Earn-out rights and PSUs	The number of shares issuable if the reporting date were the end of the contingency period
Convertible credit facilities with Volvo Cars and Geely	If the instrument is converted, the number of shares issued on the date of the conversion
1 - Restricted Stock Awards ("RSAs") are related to the Group's employee stock purchase plan implemented in January 2024.
2 - The treasury share method includes only the bonus element as the EPIS denominator adjustment. The bonus element is the difference between the number of ordinary shares that would be issued at the exercise of the options and the number of ordinary shares deemed to be repurchased at the average market price.
The following table presents the computation of basic and diluted net loss per share for the years ended December 31, 2025, 2024, and 2023:

	For the year ended December 31,
	2025	2024	2023
Class A and B Common Shares
Net loss attributable to shareholders of the parent entity	(2,357,231)	(2,049,897)	(1,181,875)
Weighted-average number of common shares outstanding:
Basic and diluted	2,775,125	2,110,355	2,110,210
Net loss per share (in ones):
Basic and diluted	(0.85)	(0.97)	(0.56)
The following table presents shares that were not included in the calculation of diluted loss per share as their effects would have been antidilutive for the years ended December 31, 2025, 2024, and 2023. The PSUs, RSUs and RSAs used in the antidilutive effect calculation, have been impacted by the 1:30 ADS Ratio Change.

	For the year ended December 31,
	2025	2024	2023
Earn-out Shares	5,272,587	5,272,587	5,272,587
Class C-1 Shares	20,499,965	20,499,965	20,499,965
Class C-2 Shares	4,500,000	4,500,000	4,500,000
PSUs	297,324	124,637	65,703
RSUs	189,392	357,538	25,402
RSAs	28,022	28,922	—
Total antidilutive shares	30,787,290	30,783,649	30,363,657

Summary of Disclosure of detailed information about intangible assets
The following useful lives of acquired and internally developed IP are used:

Asset	Useful lives (in years)
Acquired IP directly related to specific vehicle platforms and production	Variable - aligns to product lifecycle
Acquired IP related to general use	3-7
Internally developed IP directly related to specific vehicle platforms and production	Variable - aligns to product lifecycle
Internally developed IP related to general use	3-7
Polestar applies the following useful lives to PPE in use:

Asset	Useful lives (in years)
Buildings	30-50
Machinery and equipment directly related to vehicle production	Variable - aligns to product lifecycle
Machinery and equipment related to general use	3-7

Disclosure of impairment loss	The table below presents how the changes in volumes, pricing and manufacturing costs and an increase/decrease in WACC would change the impairment loss for the year ended December 31, 2025:

		Impact on impairment loss
		IDP CGU
Volumes	Increase by 10%	-	42,209
	Decrease by 10%	+	42,208
Pricing	Increase by 3%	-	64,097
	Decrease by 3%	+	42,844
Manufacturing costs	Increase by 3%	+	24,306
	Decrease by 3%	-	28,610
WACC	Increase by 1%	+	11,700
	Decrease by 1%	-	12,511

Summary of restated consolidated financial statements
Presented below is the impact on the financial statement line items of the changes as of December 31, 2024.

		As of December 31, 2024
	Ref.	As previously reported	Impact of presentation changes	As revised
Assets
Non-current assets
Intangible assets and goodwill		1,040,849	—	1,040,849
Property, plant and equipment		537,743	—	537,743
Vehicles under operating leases		56,137	—	56,137
Other assets[1]		39,740	—	39,740
Deferred tax assets		81,554	—	81,554
Total non-current assets		1,756,023	—	1,756,023
Current assets
Cash and cash equivalents		739,237	—	739,237
Trade receivables and other receivables[2]	(a)+(b)	152,405	80,683	233,088

Trade receivables - related parties	(a)	37,844	(37,844)	—
Accrued income - related parties	(b)	42,839	(42,839)	—
Inventories		1,079,361	—	1,079,361
Current tax assets		5,021	—	5,021
Other assets[3]	(c)	238,907	2,713	241,620
Other current assets - related parties	(c)	2,713	(2,713)	—
Total current assets		2,298,327	—	2,298,327
Total assets		4,054,350	—	4,054,350

Equity
Share capital		(21,169)	—	(21,169)
Other contributed capital		(3,625,027)	—	(3,625,027)
Foreign currency translation reserve		63,152	—	63,152
Accumulated deficit		6,911,604	—	6,911,604
Total equity		3,328,560	—	3,328,560
Liabilities
Non-current liabilities
Contract liabilities[4]		(61,002)	—	(61,002)
Deferred tax liabilities		(630)	—	(630)
Provisions[5]		(94,757)	—	(94,757)
Other non-current liabilities[6]		(71,398)	—	(71,398)
Earn-out liability		(28,778)	—	(28,778)
Loans and borrowings[7]	(d)+(e)	(927,235)	(1,353,827)	(2,281,062)
Lease liabilities[8]	(d)	(47,918)	(56,431)	(104,349)
Other non-current interest-bearing liabilities - related parties	(e)	(1,410,258)	1,410,258	—
Total non-current liabilities		(2,641,976)	—	(2,641,976)
Current liabilities
Trade payables	(f)	(103,368)	(790,546)	(893,914)
Trade payables - related parties	(f)	(790,546)	790,546	—
Accrued expenses - related parties	(g)+(h)	(279,686)	279,686	—
Accrued expenses[9]	(g)+(i)	—	(519,760)	(519,760)
Advance payments from customers		(17,344)	—	(17,344)
Provisions[10]		(72,769)	—	(72,769)
Loans and borrowings[11]	(h)+(j)+(l)	(2,512,394)	(145,445)	(2,657,839)
Current tax liabilities		(28,872)	—	(28,872)
Lease liabilities[12]	(m)	(13,923)	(16,999)	(30,922)
Interest-bearing current liabilities - related parties	(l)+(m)	(100,662)	100,662	—
Contract liabilities[13]		(37,649)	—	(37,649)
Class C Shares liability		(3,500)	—	(3,500)
Other liabilities[14]	(i)+(j)-(k)	(740,577)	262,212	(478,365)
Other current liabilities - related parties	(k)	(39,644)	39,644	—
Total current liabilities		(4,740,934)	—	(4,740,934)
Total liabilities		(7,382,910)	—	(7,382,910)
Total equity and liabilities		(4,054,350)	—	(4,054,350)
1 - Previously presented as "Other non-current assets".
2 - Previously presented as "Trade receivables".
3 - Previously presented as "Other current assets".
4 - Previously presented as "Non-current contract liabilities".
5 - Previously presented as "Other non-current provisions".
6 - Previously presented as "Other non-current liabilities".
7 - Previously presented as "Non-current liabilities to credit institutions".
8 - Previously presented as "Other non-current interest-bearing liabilities".
9 - New line created to present the accrued expenses to related parties and non-related parties.
10 - Previously presented as "Current provisions".
11 - Previously presented as "Current liabilities to credit institutions".
12 - Previously presented as "Interest-bearing current liabilities".
13 - Previously presented as "Current contract liabilities".
14 - Previously presented as "Other current liabilities".
The Group has made the following alterations to presentation for the years ended December 31, 2024 and 2023:

		For the year ended December 31, 2024
	Ref.	As previously reported	Impact of presentation changes	As revised
Revenue		2,034,261	—	2,034,261
Cost of sales		(2,910,428)	—	(2,910,428)
Impairment expense, net of reversals	(a)	—	(622,092)	(622,092)
Other cost of sales		—	(2,288,336)	(2,288,336)
Gross loss		(876,167)	—	(876,167)
Selling, general, and administrative expense		(890,703)	—	(890,703)
Research and development expense		(38,350)	—	(38,350)
Other operating income (expense), net	(b)	(8,091)	8,091	—
Other operating income	(b)	—	59,432	59,432
Other operating expense	(b)	—	(23,818)	(23,818)
Foreign exchange gains (losses) on operating activities, net	(b)	—	(43,705)	(43,705)
Operating loss		(1,813,311)	—	(1,813,311)
Finance income		23,879	—	23,879
Finance expense	(c)	(393,785)	52,603	(341,182)
Foreign exchange gains (losses) on financial activities, net	(c)	—	(52,603)	(52,603)
Fair value change - Earn-out rights		126,624	(126,624)	—
Fair value change - Class C Shares		2,500	(2,500)	—
Fair value change - Class C Shares and Earn-out rights	(d)	—	129,124	129,124
Share of losses in associates		(4,970)	—	(4,970)
Loss before income taxes		(2,059,063)	—	(2,059,063)
Income tax benefit		9,166	—	9,166
Net loss		(2,049,897)	—	(2,049,897)

		For the year ended December 31, 2023
	Ref.	As previously reported	Impact of presentation changes	As revised
Revenue		2,368,085	—	2,368,085
Cost of sales		(2,778,222)	—	(2,778,222)
Impairment expense, net of reversals	(a)	—	(339,568)	(339,568)
Other cost of sales		—	(2,438,654)	(2,438,654)
Gross loss		(410,137)	—	(410,137)
Selling, general, and administrative expense		(944,177)	—	(944,177)
Research and development expense		(157,280)	—	(157,280)
Other operating income (expense), net	(b)	42,080	(42,080)	—
Other operating income	(b)	—	62,937	62,937
Other operating expense	(b)	—	(58,323)	(58,323)
Foreign exchange gains (losses) on operating activities, net	(b)	—	37,466	37,466
Operating loss		(1,469,514)	—	(1,469,514)
Finance income	(c)	69,565	(37,236)	32,329
Finance expense		(213,242)	—	(213,242)
Foreign exchange gains (losses) on financial activities, net	(c)	—	37,236	37,236
Fair value change - Earn-out rights		443,168	(443,168)	—
Fair value change - Class C Shares		22,000	(22,000)	—
Fair value change - Class C Shares and Earn-out rights	(d)	—	465,168	465,168
Share of losses in associates		(43,304)	—	(43,304)
Loss before income taxes		(1,191,327)	—	(1,191,327)
Income tax benefit		9,452	—	9,452
Net loss		(1,181,875)	—	(1,181,875)

Summary of consolidated reclasifications
The breakdown of the aggregated reclassifications references above are shown in the following table:

			Classification
Ref.	Nature	Amount	From	To
(g)	Accrued expenses	236,548	Accrued expenses - related parties	Accrued expenses
(h)	Accumulated interest	43,138	Accrued expenses - related parties	Loans and borrowings
(i)	Accrued expenses	283,212	Other current liabilities	Accrued expenses
(j)	Accumulated interest	18,644	Other current liabilities	Loans and borrowings
(k)	Other liabilities	39,644	Other current liabilities - related parties	Other liabilities
(l)	Floorplan and PS3 tooling loan	83,663	Interest-bearing current liabilities - related parties	Loans and borrowings
(m)	Lease	16,999	Interest-bearing current liabilities - related parties	Lease liabilities